Segmented Information (Details) - DevvStream Corp [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Segmented information [Line Items]
Number of operating segments			1		1
Number of reportable segments			1		1
Revenue (in Dollars)	$ 720	$ 10,164	$ 8,863	$ 10,164	$ 25,794
Reportable Segment [Member]
Segmented information [Line Items]
Revenue (in Dollars)